Share-based compensation plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares Number_employees $ / shares	Dec. 31, 2018 CAD ($) shares Number_employees $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options held	6,290,380	6,007,557
Options exercisable - Weighted average exercisable price | $ / shares	$ 18.9	$ 22.83
Modification of sharebased payments restricted and performance shares | $	$ (8,369,000)
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	The options carry vesting periods of one to three years, and expire eight years from the date granted
Authorized shares	43,017,198
Outstanding shares	27,875,289
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options held	1,465,618	1,343,971
Options exercisable - Weighted average exercisable price | $ / shares	$ 0
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	The RSUs carry vesting periods of one to three years
Stock options held	443,274	456,704
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased
Employers contribution per employee	Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan
Number of participants | Number_employees	2,253	2,317
Total number of shares purchased	235,915	304,147
Total amount of employer's contribution | $	$ 3,127,000	$ 3,845,000
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Each DSU fully vests upon award
Stock options held	474,266	528,483
Description of method of settlement for share-based payment arrangement	60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	vest over three years and expire eight years from the date granted
Stock options held	406,270	353,580
Options exercisable - Weighted average exercisable price | $ / shares	$ 16.48	$ 17.74
Phantom Stock Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range | $ / shares	11.32	11.32
Phantom Stock Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range | $ / shares	$ 26.81	$ 39.53
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 14,577,000	$ 9,352,000